Share Based Compensation Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Share Based Compensation Expenses [Abstract]
Schedule of Weighted Average Fair Value of Share Options at Grant Date

With the assistance of an independent third-party appraiser, the weighted average fair value of share options at grant date was estimated to be $3.36 per ordinary share, by using the Binomial Option Pricing Model with the following assumptions:

Expected dividend yield	-
Expected volatility	122.25%
Risk-free interest rate (per annum)	3.18%
Time to maturity (in years)	4.61

Schedule of Stock Option Activity

A summary of option activity under the employee share option plan as of March 31, 2025 and changes during the year then ended is presented below.

	Number of Options	Weighted Average Exercise Price
Granted	1,562,500	$2
Forfeiture	(156,250)	2
Outstanding as of March 31, 2025	1,406,250	$2
Exercisable as of March 31, 2025	468,750	2

Schedule of Weighted Average Remaining Contractual Life

As at March 31, 2025 the range of exercise prices and weighted average remaining contractual life of outstanding options are presented below.

	Exercise price	Number of Options	Remaining contractual life (years)
Unvested	$2	937,500	1.7
Vested	2	468,750	1.7
Weighted average	$2	1,406,250	1.7